Item 1. Report to Shareholders

T. Rowe Price Health Sciences Portfolio
--------------------------------------------------------------------------------
December 31, 2003

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Health Sciences Portfolio
Certified Annual Report

Performance Comparison
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.


[Graphic Omitted]

Health Sciences Portfolio
As of 12/31/03

Health Sciences Portfolio $8,940
S&P 500 Stock Index $8,833
Lipper Health/Biotechnology Funds Index $8,624

                                                                 Lipper Health/
                                Health Sciences        S&P 500    Biotechnology
                                      Portfolio     Stock Index     Funds Index
                       12/29/00    $     10,000    $     10,000    $     10,000
                       12/31/01           9,120           8,811           8,954
                       12/31/02           6,560           6,864           6,607
                       12/31/03           8,940           8,833           8,624


Note: Performance for II class shares will vary due to the differing fee structure. See returns table below.

Average Annual Compound Total Return

Periods Ended                                             Since       Inception
12/31/03                  1 Year       3 Years        Inception            Date
--------------------------------------------------------------------------------

Health Sciences
Portfolio                 36.28%         -3.67%          -3.66%        12/29/00

S&P 500 Stock
Index                     28.68          -4.05           -4.05*

Lipper Health/
Biotechnology
Funds Index               30.53          -4.81           -4.81*
--------------------------------------------------------------------------------
Health Sciences
Portfolio-II              35.88          -                6.90          4/30/02

S&P 500 Stock
Index                     28.68          -                3.79**

Lipper Health/
Biotechnology
Funds Index               30.53          -               -6.12**
--------------------------------------------------------------------------------
*    Benchmark since-inception performance is from 12/29/00-12/31/03.

**   Benchmark since-inception performance is from 4/30/02-12/31/03.

Past performance cannot guarantee future results. Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

Total returns do not include charges imposed by your insurance company's separate account. If these were included, performance would have been lower.

DEAR SHAREHOLDER,
We are pleased to report that the Health Sciences Portfolio generated solid returns in 2003. As you can see in the table on the left, we strongly outperformed the peer group, the Lipper Health/Biotechnology Funds Index, and the benchmark, the S&P 500 Index, over the 12-month period. The performance for the II shares, which was marginally lower because of a slightly higher expense ratio, was similar. Sector allocation and stock selection decisions were the largest factors in our outperformance relative to the benchmark and the peer group.

As you know, the fund's objective is long-term growth of capital by investing at least 80% of its net assets in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, and the life sciences. The fund can invest in companies of any size.

[Graphic Omitted]

Major Index Returns

Period Ended 12/31/03
12-Month Return

S&P 500 Stock Index                                                          29%

S&P MidCap 400 Index                                                         36%

Russell 2000 Index                                                           47%

Nasdaq Composite Index                                                       50%

The Major Index Returns chart shows how various domestic market indexes performed in 2003. As you can see, the small-cap Russell 2000 Index and the Nasdaq Composite, which is heavily weighted with technology stocks, produced strong returns over the 12-month period. Large- and mid-cap stocks, as measured by the S&P 500 Index and S&P MidCap 400 Index, respectively, generated less robust performance.

Top 5 Industries
                                                Percent of           Percent of
                                                Net Assets           Net Assets
                                                  12/31/02             12/31/03
--------------------------------------------------------------------------------

Biotechnology                                         41.4%                39.6%

Services                                              24.1                 22.7

Pharmaceuticals                                       26.2                 22.4

Products and Devices                                   6.5                 10.5

Life Sciences                                          1.5                  3.9

The industry diversification table shows how our allocation among the primary industries in the health care sector changed over the last year. As shown in the table, our exposure to companies in the products and devices and life sciences industries increased, while our allocations to biotechnology, services, and pharmaceuticals decreased.

Best and Worst Contributors
12 Months Ended 12/31/03

BEST CONTRIBUTORS
--------------------------------------------------------------------------------

Gilead Sciences

UnitedHealth Group

Omnicare

ImClone Systems

Genentech

WORST CONTRIBUTORS
--------------------------------------------------------------------------------

Trimeris

Vertex Pharmaceuticals

Biovail

Schering-Plough

Able Laboratories*

* Position added

The Best and Worst Contributors table shows the stocks with the largest impact on the portfolio's performance in 2003. Our largest contributors to fund performance included three biotech holdings--Gilead Sciences, Genentech, and ImClone Systems. Trimeris, Vertex Pharmaceuticals, and Biovail were our three biggest detractors.

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

Thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman

January 26, 2004

Financial Highlights

T. Rowe Price Health Sciences Portfolio
Certified Annual Report

                                 For a share outstanding throughout each period
                              -------------------------------------------------

Health Sciences class              Year                                12/29/00
                                  Ended                                 Through
                               12/31/03            12/31/02            12/31/01

NET ASSET VALUE

Beginning of period        $      6.56         $      9.12         $      10.00

Investment activities
  Net investment income
  (loss)                         (0.05)              (0.04)               (0.03)

  Net realized and
  unrealized gain (loss)          2.43               (2.52)               (0.85)


  Total from
  investment activities           2.38               (2.56)               (0.88)


NET ASSET VALUE
End of period              $      8.94         $      6.56          $      9.12
                                 ----------------------------------------------

Ratios/Supplemental Data

Total return^                    36.28%             (28.07)%             (8.75)%

Ratio of total expenses to
average net assets                0.95%               0.95%                0.95%

Ratio of net investment
income (loss) to average
net assets                       (0.57)%             (0.55)%             (0.42)%

Portfolio turnover rate          68.2%               62.2%                 81.1%

Net assets, end of period
(in thousands)             $      4,365        $      3,564        $      4,671

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

T. Rowe Price Health Sciences Portfolio
Certified Annual Report

                                                    For a share outstanding
                                                     throughout each period
                                                 ------------------------------

Health Sciences-II                                    Year              4/30/02
                                                     Ended              Through
                                                  12/31/03             12/31/02

NET ASSET VALUE
Beginning of period                            $      6.55          $      7.96

Investment activities

  Net investment
  income (loss)                                      (0.06)               (0.03)

  Net realized and
  unrealized gain (loss)                              2.41                (1.38)

  Total from
  investment activities                               2.35                (1.41)

NET ASSET VALUE
End of period                                  $      8.90          $      6.55
                                                   ----------------------------

Ratios/Supplemental Data

Total return^                                       35.88%              (17.71)%

Ratio of total expenses to
average net assets                                   1.20%                1.20%!

Ratio of net investment
income (loss) to average
net assets                                          (0.82)%             (0.75)%!

Portfolio turnover rate                             68.2%                  62.2%

Net assets, end of period
(in thousands)                                  $      112            $      82

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments (ss.)

T. Rowe Price Health Sciences Portfolio

Certified Annual Report
December 31, 2003


                                                   Shares                 Value
--------------------------------------------------------------------------------
                                                                        ($ 000s)

COMMON STOCKS 99.0%

BIOTECHNOLOGY 39.3%

Other Biotechnology 6.8%


Alexion Pharmaceutical *                               720                   12

Amylin Pharmaceuticals *^                              890                   20

BioCryst Pharmaceuticals *                           1,900                   13

BioMarin Pharmaceutical *                              300                    2

Cubist Pharmaceuticals *                             2,900                   35

deCODE GENETICS *                                    1,900                   16

Diversa *                                            1,300                   12

Esperion Therapeutics *                                230                    8

Exelixis *                                           3,100                   22

Inspire Phamaceuticals *                               400                    6

Ligand Pharmaceuticals *!!@                            200                    3

Ligand Pharmaceuticals, Class B *                      710                   10

MGI Pharma *                                           900                   37

Myriad Genetics *                                      600                    8

Nektar Therapeutics *                                1,700                   23

NeoRx *                                              1,000                    4

ONYX Pharmaceuticals *                               1,200                   34

Regeneron Pharmaceuticals *                            660                   10

Serologicals *                                         200                    4

Tularik *                                              530                    8

Vircuron Pharmaceuticals *                             150                    3

ViroPharma *                                           900                    2

XOMA *                                               1,700                   11

                                                                            303


Major- Biotechnology  32.5%


Abgenix *                                            2,850                   36

Actelion (CHF) *                                       110                   12

Alkermes *                                           4,970                   67

Amgen *^                                             3,230                  200

Biogen Idec *^                                       2,308                   85

Cephalon *                                           3,230                  156

CV Therapeutics *^                                     900                   13

Genentech *^                                         1,110                  104

Gilead Sciences *^                                   3,850                  224

Human Genome Sciences *                              1,580                   21

ICOS *                                                 300                   12

ImClone Systems *^                                   2,280                   90

Martek Biosciences *^                                  300                   19

Medicines Company *                                  2,360                   70

MedImmune *^                                         1,910                   49

Millennium Pharmaceuticals *^                        1,100                   21

Neurocrine Biosciences *^                            1,561                   85

NPS Pharmaceuticals *^                               1,700                   52

OSI Pharmaceuticals *                                1,100                   35

Protein Design Labs *                                1,600                   29

Transkaryotic Therapies *                            1,220                   19

Trimeris *^                                          2,100                   44

Vertex Pharmaceuticals *^                            1,500                   15

                                                                          1,458


Total Biotechnology                                                       1,761


LIFE SCIENCES  3.7%


Life Sciences  3.7%

Fisher Scientific *                                    800                   33

Invitrogen *                                         1,120                   79

Symyx Technologies *                                 2,000                   41

Waters Corporation *                                   400                   13

Total Life Sciences                                                         166



PHARMACEUTICALS  22.2%


Major- Pharmaceutical  22.2%


Abbott Laboratories                                  1,100                   51

Able Laboratories *                                  1,400                   25

Alcon ^                                                300                   18

Allergan ^                                             350                   27

AstraZeneca ADR                                        200                   10

Barr Laboratories *                                    400                   31

Biovail *^                                             300                    6

Eli Lilly ^                                            945                   67

Forest Laboratories *^                               1,500                   93

GlaxoSmithKline ADR                                    200                    9

Indevus Pharmaceuticals *                            1,100                    7

IVAX *                                               1,600                   38

Johnson & Johnson ^                                  1,080                   56

Merck                                                  300                   14

Novartis ADR                                           100                    5

Noven Pharmaceuticals *                              1,400                   21

Novo Nordisk, Series B (DKK)                           100                    4

Pfizer ^                                             5,228                  185

Roche Holding (CHF)                                    100                   10

Salix Pharmaceuticals *                                500                   11

Sanofi-Synthelabo (EUR)                                550                   41

Schering-Plough                                      1,115                   19

Teva Pharmaceutical ADR                              1,200                   68

Valeant Pharmaceuticals
  International                                      1,300                   33

Wyeth ^                                              2,640                  112

Yamanouchi Pharmaceutical (JPY)                      1,000                   31

Total Pharmaceuticals                                                       992


PRODUCTS & DEVICES  10.4%


Implants  10.4%


Advanced Neuromodulation
  Systems *                                            575                   26

Angiotech Pharmaceuticals *                            200                    9

Aspect Medical Systems *                             1,900                   22

Biomet                                                 200                    7

BioSphere Medical *                                  2,300                    9

Boston Scientific *^                                 2,820                  104

C. R. Bard                                             600                   49

Encore Medical *                                     1,200                   10

EPIX Medical *                                       1,100                   18

Fischer Imaging Corporation *                        2,800                   12

Guidant                                                200                   12

Integra LifeServices Holdings *                        300                    9


Medtronic                                              700                   34

Regeneration Technologies *                            700                    8

St. Jude Medical *^                                    610                   37

STAAR *                                              1,500                   17

Stryker                                                500                   43

Synthes-Stratec (CHF) *                                 10                   10

Wilson Greatbatch Technologies *                       200                    8

Zimmer Holdings *                                      300                   21


Total Products & Devices                                                    465


SERVICES 22.6%


Distribution 5.7%

Advance PCS *                                          500                   26

AmerisourceBergen^                                     540                   30

Cardinal Health^                                       550                   34

Caremark RX *                                          600                   15

Henry Schein *                                         400                   27

NeighborCare *                                         400                    8

Omnicare^                                            2,870                  116

                                                                            256

Information 0.2%

WebMD *                                              1,100                   10

                                                                             10


Other Services 2.2%

LabOne *                                               300                   10

Laboratory Corporation
  of America *                                       1,650                   61

Manor Care                                             200                    7

Quest Diagnostics *                                    300                   22

                                                                            100


Payors 11.8%

Anthem *                                             3,100                  232

UnitedHealth Group                                   4,500                  262

WellPoint Health Networks *                            330                   32

                                                                            526


Providers 2.7%

Community Health System *                              600                   16

HCA^                                                 1,060                   46

Triad Hospitals *^                                   1,070                   36

Universal Health Services
  Class B^                                             400                   21

                                                                            119

Total Services                                                            1,011

Total Miscellaneous Common Stocks 0.8%                                       38

Total Common Stocks (Cost $3,468)                                         4,433


OPTIONS PURCHASED 0.0%


Repligen, Call, 1/17/2004 @ $5.00 *300                                        1

Total Options Purchased (Cost $0)                                             1


OPTIONS WRITTEN (1.2%)


Adolor, Put, 4/17/2004 @ $17.50 *                     (200)                   0

Alcon, Call, 5/22/2004 @ $60.00 *                     (300)                  (1)

Allergan
  Call, 4/17/2004 @ $85.00 *                          (100)                   0

Amerisourcebergen
  Call, 2/21/2004 @ $60.00 *                          (400)                   0

Amgen
  Call, 1/17/2004 @ $65.00 *                          (200)                   0
  Call, 4/17/2004 @ $65.00 *                          (400)                  (1)
  Put, 4/17/2004 @ $65.00 *                           (200)                  (1)

Amylin Pharmaceuticals
  Call, 4/17/2004 @ $30.00 *                          (700)                   0
  Call,7/17/2004 @ $30.00 *                           (100)                   0

Angiotech Pharmaceuticals
  Put, 3/20/2004 @ $50.00 *                           (100)                  (1)

Anthem
  Put, 1/17/2005 @ $80.00 *                           (100)                  (1)
  Put, 3/20/2004 @ $75.00 *                           (200)                  (1)

Barr Laboratories
  Put, 5/22/2004 @ $70.00 *                           (100)                   0

Biogen Idec
  Call, 4/17/2004 @ $40.00 *                          (600)                  (1)

Biovail
  Call, 1/17/2004 @ $20.00 *                          (200)                   0

Boston Scientific
  Call, 5/22/2004 @ $37.50 *                          (700)                  (2)

C. R. Bard
  Put, 4/17/2004 @ $70.00 *                           (100)                   0

  Put, 4/17/2004 @ $75.00 *                           (100)                   0

  Put, 7/17/2004 @ $85.00 *                           (100)                  (1)

Cardinal Health
  Call, 3/20/2004 @ $65.00 *                          (400)                  (1)

  Call, 6/19/2004 @ $65.00 *                          (100)                   0

Caremark Rx
  Put, 6/19/2004 @ $25.00 *                           (100)                   0

Cephalon
  Put, 1/17/2004 @ $45.00 *                           (100)                   0

Chiron, Put, 4/17/2004 @ $50.00 *                     (200)                   0

CV Therapeutics
  Call, 4/17/2004 @ $20.00 *                          (200)                   0

  Call, 7/17/2004 @ $17.50 *                          (500)                  (1)

Eli Lilly
  Call, 4/17/2004 @ $75.00 *                          (200)                   0

  Call, 4/17/2004 @$ 70.00 *                          (200)                  (1)

  Put, 4/17/2004 @ $60.00 *                           (100)                   0

Forest Laboratories
  Call, 5/22/2004 @ $70.00 *                          (200)                   0
  Put, 5/22/2004 @ $60.00 *                           (200)                  (1)

Genentech
  Call, 1/17/2004 @ $95.00 *                          (200)                  (1)

  Put, 1/17/2004 @ $95.00 *                           (100)                   0

Gilead Sciences
  Call, 1/17/2004 @ $60.00 *                          (100)                   0

  Call, 2/21/2004 @ $60.00 *                        (1,100)                  (2)

  Call, 5/22/2004 @ $70.00 *                          (300)                  (1)

  Put, 2/21/2004 @ $55.00 *                           (200)                   0

Guidant, Put, 4/17/2004 @ $55.00 *                    (200)                   0

HCA
  Call, 5/22/2004 @ $45.00 *                          (400)                   0

  Put, 5/22/2004 @ $45.00 *                           (200)                  (1)

ICOS, Put, 4/17/2004 @ $50.00 *                       (300)                  (3)

ImClone Systems
  Call, 1/17/2004 @ $50.00 *                          (300)                   0

  Put, 1/17/2004 @ $40.00 *                           (100)                   0

  Put, 1/17/2004 @ $45.00 *                           (100)                  (1)

  Put, 2/21/2004 @ $40.00 *                           (200)                  (1)

  Put, 2/21/2004 @ $45.00 *                           (200)                  (1)

  Put, 5/15/2004 @ $45.00 *                           (100)                  (1)

InterMune
  Put, 4/17/2004 @ $20.00 *                           (100)                   0

  Put, 4/17/2004 @ $25.00 *                           (100)                  (1)

Invitrogen
  Put, 5/22/2004 @ $65.00 *                           (100)                   0

  Put, 5/22/2004 @ $70.00 *                           (100)                  (1)

  Put, 8/21/2004 @ $70.00 *                           (200)                  (2)

IVAX, Put, 6/19/2004 @ $25.00 *                       (200)                  (1)

Johnson & Johnson
  Call, 7/14/2004 @ $55.00 *                          (900)                  (1)

Laboratory Corporation of America
  Put, 5/22/2004 @ $35.00 *                           (100)                   0

Martek Biosciences
  Call, 3/20/2004 @ $65.00 *                          (100)                   0

  Put, 6/19/2004 @ $60.00 *                           (200)                  (1)

MedImmune
  Call, 3/20/2004 @ $27.50 *                          (200)                   0

  Call, 3/20/2004 @ $30.00 *                          (300)                   0

  Call, 6/19/2004 @ $27.50 *                          (300)                  (1)

  Call, 6/19/2004 @ $30.00 *                          (700)                  (1)

  Call, 6/19/2004 @ $32.50 *                          (300)                   0

Merck, Put, 1/22/2005 @ $50.00 *                      (600)                  (4)

MGI Pharma
  Put, 1/17/2004 @ $45.00 *                           (100)                   0

  Put, 7/17/2004 @ $45.00 *                           (100)                  (1)

Millennium Pharmaceuticals
  Call, 5/22/2004 @ $20.00 *                          (500)                  (1)

Molecular Devices
  Put, 1/17/2004 @ $22.50 *                           (200)                  (1)

Neurocrine Biosciences
  Call, 2/21/2004 @ $55.00 *                          (200)                   0

  Call, 5/22/2004 @ $60.00 *                          (300)                  (1)

NPS  Pharmaceuticals
  Call, 2/21/2004 @ $35.00 *                          (500)                   0

Omnicare
  Call, 3/20/2004 @ $40.00 *                          (200)                  (1)

Pfizer
  Call, 6/19/2004 @ $37.50 *                          (700)                  (1)

  Put, 3/20/2004 @ $32.50 *                           (200)                   0

  Put, 6/19/2004 @ $32.50 *                           (400)                   0

  Put, 6/19/2004 @ $37.50 *                           (300)                  (1)

Protein Design Labs
  Put, 2/21/2004 @ $12.50 *                           (200)                   0

Quest Diagnostics
  Put, 5/22/2004 @ $80.00 *                           (100)                  (1)

St. Jude Medical
  Call, 4/17/2004 @ $60.00 *                          (100)                  (1)

  Put, 4/17/2004 @ $60.00 *                           (100)                   0

Triad Hospitals
  Call, 2/21/2004 @ $35.00 *                          (200)                   0

Trimeris
  Call, 4/17/2004 @ $30.00 *                        (1,200)                   0

Universal Health Services
  Call, 4/17/2004 @ $50.00 *                          (200)                  (1)

  Call, 7/17/2004 @ $50.00 *                          (100)                  (1)

  Put, 7/17/2004 @ $55.00 *                           (100)                   0

Valeant Pharmaceuticals International
  Put, 6/19/2004 @ $25.00 *                           (200)                  (1)

Vertex Pharmaceuticals
  Call, 4/17/2004 @ $10.00 *                          (200)                   0

Wilson Greatbatch Technologies
  Put, 5/22/2004 @ $45.00 *                           (100)                   0

Wyeth
  Call, 4/17/2004 @ $45.00 *                          (400)                  (1)

  Put, 4/17/2004 @ $40.00 *                           (100)                   0

Total Options Written (Cost $(70))                                          (52)


SHORT-TERM INVESTMENTS 2.4%


Money Market Funds 2.4%

T. Rowe Price Reserve Investment
  Fund, 1.13% #                                    105,127                  105

Total Short-Term Investments (Cost $105)                                    105

Total Investments in Securities

100.2% of Net Assets (Cost $3,503)                                 $      4,487

#    Seven-day yield

*    Non-income producing

^ All or a portion of this security is pledged to cover written call options at December 31, 2003

!! Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules--total of such securities at period-end amounts to $3,000 and represents 0.1% of net assets

@ Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors

   (ss.)  Denominated in U.S. dollar unless otherwise noted

     ADR  American Depository Receipts

     CHF  Swiss franc

     DKK  Danish krone

     EUR  Euro

     JPY  Japanese yen

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities


T. Rowe Price Health Sciences Portfolio
Certified Annual Report

December 31, 2003
($ 000s)


Assets

Investments in securities, at value (cost $3,503)                  $      4,487

Other assets                                                                 53

Total assets                                                              4,540

Liabilities

Total liabilities                                                            63


NET ASSETS                                                         $      4,477
                                                                   ------------

Net Assets Consist of:

Undistributed net realized gain (loss)                              $      (931)

Net unrealized gain (loss)                                                  984

Paid-in-capital applicable to 501,039 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                        4,424


NET ASSETS                                                         $      4,477
                                                                   ------------

NET ASSET VALUE PER SHARE

Health Sciences class
($4,364,878/488,476 shares outstanding)                             $      8.94
                                                                    ------------

Health Sciences-II
($111,808/12,563 shares outstanding)                                $      8.90
                                                                    ------------


The accompanying notes are an integral part of these financial statements.

Statement of Operations

T. Rowe Price Health Sciences Portfolio
Certified Annual Report
($ 000s)

                                                                           Year
                                                                          Ended
                                                                       12/31/03

Investment Income (Loss)

Dividend income                                                       $      16

Investment management and administrative expense                             40

Net investment income (loss)                                                (24)

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                               (114)

  Written options                                                            19

  Net realized gain (loss)                                                  (95)

Change in net unrealized gain (loss)
  Securities                                                              1,474

  Written options                                                            26

  Change in net unrealized gain (loss)                                    1,500

  Net realized and unrealized gain (loss)                                 1,405

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $      1,381
                                                                   ------------

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

T. Rowe Price Health Sciences Portfolio

Certified Annual Report
($ 000s)

                                                       Year
                                                      Ended
                                                   12/31/03            12/31/02

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)                  $      (24)          $      (22)

  Net realized gain (loss)                             (95)                (481)

  Change in net unrealized gain (loss)               1,500                 (857)

  Increase (decrease) in net assets
  from operations                                    1,381               (1,360)

Capital share transactions *
  Shares sold
    Health Sciences class                            1,481                  999

    Health Sciences-II                                --                    100

  Shares redeemed
    Health Sciences class                           (2,031)                (764)

  Increase (decrease) in net assets from
  capital share transactions                          (550)                 335

Net Assets

Increase (decrease) during period                      831               (1,025)

Beginning of period                                  3,646                4,671

End of period                                 $      4,477         $      3,646
                                              ---------------------------------
*Share information
  Shares sold

    Health Sciences class                              189                  132

    Health Sciences-II                                  --                   13

  Shares redeemed
    Health Sciences class                             (244)                (101)

  Increase (decrease) in shares outstanding            (55)                  44


The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

T. Rowe Price Health Sciences Portfolio

Certified Annual Report
December 31, 2003


Note 1 - Significant Accounting Policies

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Health Sciences Portfolio (the fund) is a diversified, open-end management investment company and is one portfolio established by the corporation. The fund seeks long-term capital appreciation. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The fund has two classes of shares: Health Sciences Portfolio (Health Sciences class), offered since December 29, 2000, and Health Sciences Portfolio-II, offered since April 30, 2002. Health Sciences-II shares are sold through financial intermediaries, which it compensates for distribution and certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and ask prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting
Health Sciences-II pays distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average daily net assets. Management and administrative fee expenses, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are typically declared and paid on an annual basis.

Other

In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Options
Call and put options give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Portfolio of Investments at market value. Transactions in options written and related premiums received during the year ended December 31, 2003, were as follows:

--------------------------------------------------------------------------------
                                                 Number of
                                                 Contracts             Premiums

Outstanding at beginning of period                     152        $      26,000

Written                                              1,114              276,000

Exercised                                               (2)              (1,000)

Expired                                               (114)             (15,000)

Closed                                                (920)            (216,000)

Outstanding at end of period                           230        $      70,000
                                                -------------------------------

     Other
     Purchases and sales of portfolio securities, other than short-term securities, aggregated $2,813,000 and $3,382,000, respectively, for the year ended December 31, 2003.

Note 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

There were no distributions in the year ended December 31, 2003. At December 31, 2003, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------
Unrealized appreciation                                    $          1,149,000

Unrealized depreciation                                                (170,000)

Net unrealized appreciation (depreciation)                              979,000

Capital loss carryforwards                                             (926,000)

Paid-in capital                                                       4,424,000

Net assets                                                 $          4,477,000
                                                               ----------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of December 31, 2003, the fund had $355,000 of capital loss carryforwards that expire in 2009, $434,000 that expire in 2010, and $137,000 that expire in 2011.

For the year ended December 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to the current net operating loss. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------
Undistributed net investment income                        $             24,000

Undistributed net realized gain                                           1,000

Paid-in capital                                                         (25,000)

At December 31, 2003, the cost of investments for federal income tax purposes was $3,508,000.


Note 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.95% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At December 31, 2003, $14,000 was payable under the agreement.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $1,000.

T. Rowe Price Health Sciences Portfolio

Certified Annual Report

Report of Independent Auditors

To the Board of Directors of T. Rowe Price Equity Series, Inc. and Shareholders of T. Rowe Price Health Sciences Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Health Sciences Portfolio (one of the portfolios comprising T. Rowe Price Equity Series, Inc., hereafter referred to as the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
January 26, 2004

T. Rowe Price Health Sciences Portfolio
Certified Annual Report

Information on Proxy Voting
--------------------------------------------------------------------------------
A description of the policies and procedures that the T. Rowe Price Health Sciences Portfolio uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Health Sciences Portfolio
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors


Name
(Date of Birth)
Year Elected*

Principal Occupation(s) During Past 5 Years
and Directorships of Other Public Companies
--------------------------------------------------------------------------------

Anthony W. Deering
(1/28/45)
2001
Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

--------------------------------------------------------------------------------

Donald W. Dick, Jr.
(1/27/43)
1994
Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

--------------------------------------------------------------------------------

David K. Fagin
(4/9/38)
1994
Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President,
Nye Corp.

--------------------------------------------------------------------------------

Karen N. Horn
(9/21/43)
2003
Managing Director and President, Global Private Client Services, Marsh Inc.; Managing Director and Head of International Private Banking, Bankers Trust; Director, Eli Lilly and Company

--------------------------------------------------------------------------------

F. Pierce Linaweaver
(8/22/34)
2001
President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers
--------------------------------------------------------------------------------

John G. Schreiber
(10/21/46)
2001
Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company

--------------------------------------------------------------------------------

Hubert D. Vos**
(8/2/33)
1994
Owner/President, Stonington Capital Corp., a private investment company

--------------------------------------------------------------------------------

Paul M. Wythes**
(6/23/33)
1994
Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.

--------------------------------------------------------------------------------

* Each independent director oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

**   Retired from Board of Directors effective December 31, 2003.

T. Rowe Price Health Sciences Portfolio

Certified Annual Report

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price
Portfolios Overseen]

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies
--------------------------------------------------------------------------------

John H. Laporte, CFA
(7/26/45)
1994
[15]
Director and Vice President, T. Rowe Price Group, Inc.; Vice President,
T. Rowe Price

--------------------------------------------------------------------------------

James S. Riepe
(6/25/43)
1994
[107]
Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, Equity Series

--------------------------------------------------------------------------------

M. David Testa, CFA, CIC
(4/22/44)
1994
[107]
Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director, T. Rowe Price Global Asset Management Limited and
T. Rowe Price Global Investment Services Limited; Director and Vice President,
T. Rowe Price Trust Company; President, Equity Series

--------------------------------------------------------------------------------

* Each inside director serves until retirement, resignation, or election of a successor.


Officers

Name (Date of Birth)
Position(s) Held with Fund

Principal Occupation(s)
--------------------------------------------------------------------------------

E. Frederick Bair, CFA, CPA (12/11/69)
Vice President, Equity Series Vice President, T. Rowe Price and T. Rowe Price Trust Company

--------------------------------------------------------------------------------

Brian W.H. Berghuis, CFA (10/12/58)
Executive Vice President, Equity Series Vice President, T. Rowe Price and
T. Rowe Price Group, Inc.

--------------------------------------------------------------------------------

Stephen W. Boesel (12/28/44)
Vice President, Equity Series Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

--------------------------------------------------------------------------------

Stephen V. Booth (6/21/61)
Vice President, Equity Series Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

--------------------------------------------------------------------------------

Joseph A. Carrier (12/30/60)
Treasurer, Equity Series Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

--------------------------------------------------------------------------------

Arthur B. Cecil III, CFA (9/15/42)
Vice President, Equity Series Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

--------------------------------------------------------------------------------

Anna M. Dopkin, CFA (9/5/67)
Vice President, Equity Series Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

--------------------------------------------------------------------------------

Roger L. Fiery III, CPA (2/10/59)
Vice President, Equity Series Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

--------------------------------------------------------------------------------

Robert N. Gensler (10/18/57)
Vice President, Equity Series Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

--------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price Health Sciences Portfolio
Certified Annual Report

Officers (continued)

Name (Date of Birth)
Position(s) Held with Fund
Principal Occupation(s)
--------------------------------------------------------------------------------

Eric M. Gerster, CFA (3/23/71)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

--------------------------------------------------------------------------------

Henry H. Hopkins (12/23/42)
Vice President, Equity Series
Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

--------------------------------------------------------------------------------

Kris H. Jenner, MD, D. Phil. (2/5/62)
Executive Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

--------------------------------------------------------------------------------

John D. Linehan, CFA (1/21/65)
Vice President, Equity Series Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

--------------------------------------------------------------------------------

Patricia B. Lippert (1/12/53)
Secretary, Equity Series Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

--------------------------------------------------------------------------------

Joseph Milano, CFA (9/14/72)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

--------------------------------------------------------------------------------

Larry J. Puglia, CFA (8/25/60)
Executive Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

--------------------------------------------------------------------------------

Brian C. Rogers, CFA, CIC (6/27/55)
Executive Vice President, Equity Series
Director and Vice President, T. Rowe Price Group, Inc.; Vice President,
T. Rowe Price and T. Rowe Price Trust Company

--------------------------------------------------------------------------------

Robert W. Smith (4/11/61)
Vice President, Equity Series Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

--------------------------------------------------------------------------------

Michael F. Sola, CFA (7/21/69)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

--------------------------------------------------------------------------------

William J. Stromberg, CFA (3/10/60)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

--------------------------------------------------------------------------------

John F. Wakeman (11/25/62)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

--------------------------------------------------------------------------------

Julie L. Waples (5/12/70)
Vice President, Equity Series
Vice President, T. Rowe Price

--------------------------------------------------------------------------------

Richard T. Whitney, CFA (5/7/58)
Executive Vice President, Equity Series Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Trust Company, and T. Rowe Price International, Inc.

--------------------------------------------------------------------------------

R. Candler Young (9/28/71) Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly investment banking summer associate, Goldman Sachs & Company (to 1999)

--------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                              $9,799                $7,515
     Audit-Related Fees                         608                    --
     Tax Fees                                 2,545                 1,819
     All Other Fees                             124                   129

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 20, 2004